LOSS PER SHARE (Details) - USD ($)	4 Months Ended	12 Months Ended
	Oct. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Loss per Share [Abstract]
Basic loss per share (in dollars per share)		$ (0.1)	$ (0.11)	$ (0.16)
Diluted loss per share (in dollars per share)		$ (0.1)	$ (0.11)	$ (0.16)
Income and share data used in calculations of basic earnings per share [Abstract]
Net loss		$ (21,843,646)	$ (17,444,754)	$ (21,521,237)
Net loss used in calculating basic and dilutive earnings per share		$ (21,843,646)	$ (17,444,754)	$ (21,521,237)
Weighted average number of ordinary shares used in calculating basic and dilutive earnings per share [Abstract]
Basic (in shares)		217,842,947	168,029,357	134,609,413
Dilutive (in shares)		217,842,947	168,029,357	134,609,413
Ordinary Shares [Member]
Non-Dilutive Securities [Abstract]
Anti-dilutive effect of share options on number of ordinary shares (in shares)		83,195,741	92,581,743
Ordinary Shares [Member] | Subsequent Events [Member]
Conversions, Calls, Subscriptions or Issues [Abstract]
Issue of shares - share placement (in shares)	3,701,630
Unlisted Options [Member]
Non-Dilutive Securities [Abstract]
Anti-dilutive effect of share options on number of ordinary shares (in shares)		11,749,372
Unlisted Options [Member] | Subsequent Events [Member]
Conversions, Calls, Subscriptions or Issues [Abstract]
Issue of shares - exercise of options (in shares)	25,000
Performance Rights [Member]
Non-Dilutive Securities [Abstract]
Anti-dilutive effect of share options on number of ordinary shares (in shares)		27,469,335
Restricted Stock Units [Member]
Non-Dilutive Securities [Abstract]
Anti-dilutive effect of share options on number of ordinary shares (in shares)		4,377,034
Performance Shares [Member]
Non-Dilutive Securities [Abstract]
Anti-dilutive effect of share options on number of ordinary shares (in shares)		39,600,000